Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt (Parentheticals) (USD $)	Sep. 30, 2013		Dec. 31, 2012
Additional Warrants Issued As Inducement [Member] | Convertible Note September 25, 2012 [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt (Parentheticals) [Line Items]
Warrant (in Shares)	40,000	[1]	40,000
Warrant excercise price (in Dollars per Item)	1.57	[1]	1.57
Additional Warrants Issued As Inducement [Member] | Convertible Note October 12, 2012 [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt (Parentheticals) [Line Items]
Warrant (in Shares)	40,000	[1],[2]	40,000
Warrant excercise price (in Dollars per Item)	1.57	[1],[2]	1.57
Additional Warrants Issued As Inducement [Member] | Convertible Note December 31, 2012 A [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt (Parentheticals) [Line Items]
Warrant (in Shares)	29,000	[1],[2]	29,000
Warrant excercise price (in Dollars per Item)	1.57	[1],[2]	1.57
Additional Warrants Issued As Inducement [Member] | Convertible Note December 31, 2012 B [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt (Parentheticals) [Line Items]
Warrant (in Shares)	14,000	[1],[2]	14,000
Warrant excercise price (in Dollars per Item)	1.57	[1],[2]	1.57
PositiveID Animal Health Corporation [Member] | Notes Payable, Other Payables [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt (Parentheticals) [Line Items]
Note face amount (in Dollars)	$ 200,000	[2]	$ 200,000	[2]
Interest Rate	5.00%	[2]	5.00%	[2]
Discount (in Dollars)	0	[2]	43,000	[2]
Convertible Note September 25, 2012 [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt (Parentheticals) [Line Items]
Note face amount (in Dollars)			125,000	[1]
Interest Rate			10.00%	[1]
Discount (in Dollars)			31,000	[1]
Conversion price (in Dollars per share)			$ 1.57	[1]
Warrant (in Shares)			40,000	[1]
Warrant excercise price (in Dollars per Item)			1.57	[1]
Convertible Note October 12, 2012 [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt (Parentheticals) [Line Items]
Note face amount (in Dollars)			125,000	[1],[2]
Interest Rate			10.00%	[1],[2]
Discount (in Dollars)			39,000	[1],[2]
Conversion price (in Dollars per share)			$ 1.57	[1],[2]
Warrant (in Shares)			40,000	[1],[2]
Warrant excercise price (in Dollars per Item)			1.57	[1],[2]
Convertible Note December 31, 2012 A [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt (Parentheticals) [Line Items]
Note face amount (in Dollars)			100,000	[1],[2]
Interest Rate			10.00%	[1],[2]
Discount (in Dollars)			55,000	[1],[2]
Conversion price (in Dollars per share)			$ 1.57	[1],[2]
Warrant (in Shares)			29,000	[1],[2]
Warrant excercise price (in Dollars per Item)			1.57	[1],[2]
Convertible Note December 31, 2012 B [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt (Parentheticals) [Line Items]
Note face amount (in Dollars)			50,000	[1],[2]
Interest Rate			10.00%	[1],[2]
Discount (in Dollars)			28,000	[1],[2]
Conversion price (in Dollars per share)			$ 1.57	[1],[2]
Warrant (in Shares)			14,000	[1],[2]
Warrant excercise price (in Dollars per Item)			1.57	[1],[2]
Subordinated Convertible Note [Member]
Note 5 - Notes Payable - 10K (Details) - Notes Payable and Long-Term Debt (Parentheticals) [Line Items]
Note face amount (in Dollars)	$ 3,300,000		$ 3,300,000

[1]	The warrants are more fully described in Note 7.
[2]	These notes have been issued to related parties. See Note 10.